Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit

The components of income tax benefit for the years ended December 31, 2022, and 2021 are as follows:

Income Tax Expense (Benefit)	Year Ended December 31, 2022	Year Ended December 31, 2021
Current tax payable
Federal	$-	$-
State	-	-
Total current tax payable	-	-
Deferred tax
Federal	(1,619,000)	(456,000)
State	(165,000)	(1,068,000)
Total deferred tax	$(1,784,000)	$(1,524,000)
Less increase in valuation allowance	1,163,000	129,000
Total income tax benefit	$(621,000)	$(1,395,000)

Schedule of Deferred Tax Assets and Liabilities

Individual components of deferred tax assets and liabilities are approximately as follows:

Deferred Tax Assets & Liabilities:
Deferred Tax assets:
Impairment of investment	$929,000	$-
Research & development cost	250,000	-
Net Operating loss	1,611,000	1,258,000
Gross deferred tax assets	2,790,000	1,258,000

Deferred tax liability:
Intangible assets	(4,414,000)	(4,667,000)
Gross deferred tax liability	(4,414,000)	(4,667,000)

Less valuation allowance	(1,611,000)	(447,000)
Net deferred tax liability	$(3,235,000)	$(3,856,000)

Summary of Effective Income Tax Rate
	2022	2021
Statutory United States federal rate	21.0%	21.0%
State income taxes net of federal benefit	1.7%	26.0%
Change in valuation allowance	(14.8)%	(4.0)%

Effective rate	7.9%	43%